Schedule H, Line 4i - Schedule of Assets (Held at End of Year) 2 (Details) - EBP 06-1061602 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,839,885,892
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: AllspringCoreBondCITE2Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 57,898,965
Investment, Identifier [Axis]: AllspringSpecialIntlSMCPIMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 27,766,800
Investment, Identifier [Axis]: AmericanFundsEUPACR5EMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 77,102,085
Investment, Identifier [Axis]: ColumbiaDividendIncomeFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 125,366,222
Investment, Identifier [Axis]: DelawareSmallCapValueIMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 42,239,584
Investment, Identifier [Axis]: FranklinUSGovtSecAdvMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,183,480
Investment, Identifier [Axis]: NotesReceivableFromParticipantsMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 30,066,228
Investment, Identifier [Axis]: NotesReceivableFromParticipantsMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: NotesReceivableFromParticipantsMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2024
Investment, Identifier [Axis]: NovoNordiskASCommonStockMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 237,715,430
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Novo Nordisk AS [Member]
Investment, Identifier [Axis]: SchwabIndexRet2010IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,572,079
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabIndexRet2015IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,034,120
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabIndexRet2020IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,707,812
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabIndexRet2025IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 32,913,896
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabIndexRet2030IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 111,119,976
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabIndexRet2035IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 116,319,282
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabIndexRet2040IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 212,033,638
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabIndexRet2045IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 97,003,803
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabIndexRet2050IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 144,733,293
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabIndexRet2055IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 48,486,681
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabIndexRet2060IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 30,201,566
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabIndexRet2065IVMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,631,503
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabRetGvmntMoneyFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 97,231,515
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabSP500IndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 500,750,773
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: SchwabUSTreasuryMoneyFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 514
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: StephensSmallCapGrowthCITMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,861,239
Investment, Identifier [Axis]: TRPBlueChipGrowthTrustT4Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 277,913,904
Investment, Identifier [Axis]: VanguardMidcapIndexInstMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 131,842,246
Investment, Identifier [Axis]: VanguardSmCapInstlPlusMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 95,287,845
Investment, Identifier [Axis]: VanguardTotalBdMktIdxInstMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 139,272,845
Investment, Identifier [Axis]: VanguardTotalIntlStkInstMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 155,694,796